EXHIBIT 99.3

John Deere Owner Trust 2008
Servicer’s Certificate

$197,800,000 Class A-1 2.74080% Asset Backed Notes due May 8, 2009
$194,800,000 Class A-2 3.63% Asset Backed Notes due March 15, 2011
$151,270,000 Class A-3 4.18% Asset Backed Notes due July 15, 2012
$100,000,000 Class A-4 4.89% Asset Backed Notes due March 16, 2015
$9,808,817 Asset Backed Certificates

Scheduled Payment Date (30/360)	15-May-08
Actual Payment Date (A/360)	15-May-08
Collection Period Begin Date	24-Mar-08
Collection Period End Date	27-Apr-08
Days in accrual period (30/360)	29
Days in accrual period (ACT/360)	29

(1) Total Distribution Amount:	$45,760,773.84
(a) Total cash receipts during the month:	$32,179,130.58
(b) Administrative repurchases during the month:	$13,572,461.56
(c) Investment earnings on cash accounts:	$9,181.70

(2) (a) Administration Fee:	$100.00
(b) Administration Fee Shortfall:	$0.00

(3) Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:	$1,909,620.08
Noteholders’ Interest Carryover Shortfall:	$0.00

(a) (i) Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$436,716.03
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

(b) (i) Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$569,627.67
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

(c) (i) Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$509,359.71
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

(d) (i) Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$393,916.67
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4) Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:	$41,840,293.40
Noteholders’ Principal Carryover Shortfall:	$0.00

(a) (i) Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$41,840,293.40
(ii) % of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
(iii) Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-1 Noteholders’ Principal Distributable Amount:	$41,840,293.40

(b) (i) Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
(iii) Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

(c) (i) Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
(iii) Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

(d) (i) Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
(iii) Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5) Noteholders’ Distributable Amount:	$43,749,913.48

(6) Reserve Account balance:
(a) Beginning balance:	$8,170,985.22
(b) Amount of deposit from Collection Account to Reserve Account:	$1,634,197.78
(i) Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$1,634,197.78
(ii) Amount of excess to Reserve Account from Collection Account:	$0.00
(c) Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
(i) Interest Amount included above:	$0.00
(ii) Principal Amount included above:	$0.00
(d) Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):	$0.00
(e) Ending Balance (after giving effect to all distributions):	$9,805,183.00
(f) Specified Reserve Account Balance:	$9,805,183.00

(7) Servicing Fee:	$541,806.83
(a) Amount of Servicing Fee earned:	$541,806.83
(b) Amount of Servicing Fee paid:	$376,562.58
(c) Amount of Servicing Fee Shortfall:	$165,244.25

(8) Amount paid to Indenture Trustee:	$0.00

(9) Amount paid to Owner Trustee:	$0.00

(10) (a) Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
(b) % of Principal Distribution Amount applicable to Certificate holders:	0.00%
(c) Certificateholders’ Principal Carryover Shortfall:	$0.00
(d) Certificateholders’ Principal Distributable Amount:	$0.00

(11) Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):	$0.00

(12) (a) Pool Balance (excluding Accrued Interest) as of close of business on the last day of
the related Collection Period:	$608,793,597.35

(b) Note Value as of the end of the related Collection Period:	$611,838,524.36

(c) Number of Accounts at the end of the related Collection Period:	12,436

(13) After giving effect to all distributions on such Payment Date:
(a) (i) Outstanding Principal Balance of Class A-1 Notes:	$155,959,706.60
(ii) Class A-1 Note Pool Factor:	0.7884717

(b) (i) Outstanding Principal Balance of Class A-2 Notes:	$194,800,000.00
(ii) Class A-2 Note Pool Factor:	1.0000000

(c) (i) Outstanding Principal Balance of Class A-3 Notes:	$151,270,000.00
(ii) Class A-3 Note Pool Factor:	1.0000000

(d) (i) Outstanding Principal Balance of Class A-4 Notes:	$100,000,000.00
(ii) Class A-4 Note Pool Factor:	1.0000000

(e) (i) Outstanding Principal Balance of the Certificates:	$9,808,817.00
(ii) Certificate Pool Factor:	1.0000000

(14) Aggregate amount of Purchased Receivables for related Collection Period:	$0.00

(15) (i) Aggregate amount of net losses for the collection period :	$0.00
(ii) Cumulative amount of net losses:	$0.00
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(16) (i) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.00%
(ii) Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	0.00%

(17) Collateral Composition:
(a) Number of loans at the beginning of the period:	12,757
(b) Number of loans at the end of the period:	12,436
(c) Weighted average remaining term on receivables:	43.27
(d) Prepayment amount - monthly:	$26,403,536.61
(e) Prepayment amount - life-to-date:	$26,403,536.61
(f) Weighted average APR of the pool assets:	6.43%
(g) Pool Factor:	0.94